1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details - Inventory) - USD ($)	Jun. 30, 2019	Jun. 30, 2018
Inventory Disclosure [Abstract]
Raw material	$ 578,856	$ 500,908
Work-in-progress	409,019	434,536
Finished goods	746,729	208,624
Total inventories	$ 1,734,604	$ 1,144,068